UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



     Report for the Calendar Year or Quarter Ended March 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Harbinger Capital Partners Special Situations Fund, LP (1)

Address:  555 Madison Avenue, 16th Floor
          New York, New York  10022


13F File Number: 028-12359

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

By: Harbinger Capital Partners Special Situations GP, LLC
By: HMC-New York, Inc., Managing Member

William R. Lucas, Jr.
Title:  Executive Vice-President
Phone:  (205) 987-5574


Signature, Place and Date of Signing:


/s/ William R. Lucas, Jr.         Birmingham, AL            May 15, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

----------
(1) IMPORTANT NOTE: THE POSITIONS LISTED IN THE TABLE BELOW ARE OWNED BY HARBINGER CAPITAL PARTNERS SPECIAL SITUATIONS FUND, L.P. (THE "SPECIAL SITUATIONS FUND"). HARBINGER CAPITAL PARTNERS MASTER FUND I, LTD. (THE "MASTER FUND") HAS THE SAME PORTFOLIO MANAGER AS THE SPECIAL SITUATIONS FUND WHO LEADS THE SAME HARBINGER CAPITAL PARTNERS INVESTMENT TEAM FOR BOTH FUNDS. THE MASTER FUND HAS FILED A SEPARATE FORM 13F THAT INCLUDES A TABLE LISTING POSITIONS OWNED BY THE MASTER FUND.

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number            Name

   -----------------------     --------------------------

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  32

Form 13F Information Table Value Total:  $2,654,923
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number      Name

1.       028-12357         Harbinger Capital Partners Special Situations GP, LLC
2.       028-12612         HMC-New York, Inc.
3.       028-12611         Harbert Management Corporation
----          -------------------               ------------------------------

                                                    FORM 13F INFORMATION TABLE


COLUMN 1                      COLUMN  2       COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6      COLUMN 7       COLUMN 8

                                                          VALUE     SHRS OR     SH/ PUT/ INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS  CUSIP      (X$1000)   PRN AMT     PRN CALL DISCRETION     MNGRS     SOLE  SHARED  NONE
--------------                --------------  -----      --------   -------     -------- ----------     -----     ----  ------  ----
AK STL HLDG CORP                    COM       001547108  257,788    4,737,015   SH       SHARED-DEFINED 1,2,3   4,737,015  0    0
AMBAC FINL GROUP INC                COM        23139108      416       72,300   SH  CALL SHARED-DEFINED 1,2,3      72,300  0    0
ASHLAND INC NEW                     COM       044209104   59,125    1,250,000   SH       SHARED-DEFINED 1,2,3   1,250,000  0    0
ATLAS AIR WORLDWIDE HLDGS IN      COM NEW     049164205   60,220    1,094,914   SH       SHARED-DEFINED 1,2,3   1,094,914  0    0
AUGUSTA RES CORP                  COM NEW     050912203   21,315    5,594,446   SH       SHARED-DEFINED 1,2,3   5,594,446  0    0
CALPINE CORP                      COM NEW     131347304  566,858   30,774,057   SH       SHARED-DEFINED 1,2,3  30,774,057  0    0
CLEVELAND CLIFFS INC                COM       185896107  213,679    1,783,331   SH       SHARED-DEFINED 1,2,3   1,783,331  0    0
CORN PRODUCTS INTL INC              COM       219023108   11,077      298,250   SH       SHARED-DEFINED 1,2,3     298,250  0    0
FREEPORT-MCMORAN COPPER & GO        COM       35671D857  399,640    4,153,396   SH       SHARED-DEFINED 1,2,3   4,153,396  0    0
FREMONT GEN CORP                    COM       357288109    1,232    2,566,666   SH       SHARED-DEFINED 1,2,3   2,566,666  0    0
GENERAL MOLY INC                    COM       370373102   22,110    2,767,216   SH       SHARED-DEFINED 1,2,3   2,767,216  0    0
GEORGIA GULF CORP              COM PAR $0.01  373200203    3,236      467,000   SH       SHARED-DEFINED 1,2,3     467,000  0    0
HORSEHEAD HLDG CORP                 COM       440694305   12,989    1,121,667   SH       SHARED-DEFINED 1,2,3   1,121,667  0    0
LEAP WIRELESS INTL INC            COM NEW     521863308  159,605    3,425,000   SH       SHARED-DEFINED 1,2,3   3,425,000  0    0
LEHMAN BROS HLDGS INC               COM       524908100   25,087      666,500   SH  PUT  SHARED-DEFINED 1,2,3     666,500  0    0
MBIA INC                            COM       55262C100      538       44,000   SH  CALL SHARED-DEFINED 1,2,3      44,000  0    0
MEDIA GEN INC                      CL A       584404107   18,966    1,352,807   SH       SHARED-DEFINED 1,2,3   1,352,807  0    0
MEDIVATION INC                      COM       58501N101   14,206      998,333   SH       SHARED-DEFINED 1,2,3     998,333  0    0
MIRANT CORP NEW                     COM       60467R100  140,465    3,860,000   SH       SHARED-DEFINED 1,2,3   3,860,000  0    0
NEW YORK TIMES CO                  CL A       650111107  217,689   11,514,246   SH       SHARED-DEFINED 1,2,3  11,514,246  0    0
NORTHWEST AIRLS CORP                COM       667280408    9,190    1,022,197   SH       SHARED-DEFINED 1,2,3   1,022,197  0    0
OWENS CORNING NEW                   COM       690742101   16,137      890,055   SH       SHARED-DEFINED 1,2,3     890,055  0    0
PMI GROUP INC                       COM       69344M101      137       23,500   SH  CALL SHARED-DEFINED 1,2,3      23,500  0    0
PROSHARES TR                  ULTRASHT DOW30  74347R867   14,221      249,668   SH       SHARED-DEFINED 1,2,3     249,668  0    0
PROSHARES TR                  ULTRASHRT FINL  74347R628  166,671    1,416,668   SH       SHARED-DEFINED 1,2,3   1,416,668  0    0
PROSHARES TR                  ULTRASHT SP500  74347R883   16,096      249,668   SH       SHARED-DEFINED 1,2,3     249,668  0    0
RIVIERA HLDGS CORP                  COM       769627100    3,654      177,311   SH       SHARED-DEFINED 1,2,3     177,311  0    0
SOLUTIA INC                       COM NEW     834376501   84,674    6,048,145   SH       SHARED-DEFINED 1,2,3   6,048,145  0    0
SPECTRUM BRANDS INC                 COM       84762L105    7,769    1,700,000   SH       SHARED-DEFINED 1,2,3   1,700,000  0    0
TERRESTAR CORP                      COM       881451108   50,223   10,291,520   SH       SHARED-DEFINED 1,2,3  10,291,520  0    0
WILLIAMS- SONOMA INC                COM       969904101   78,875    3,253,931   SH       SHARED-DEFINED 1,2,3   3,253,931  0    0
WILSON HOLDINGS INC                 COM       972234108    1,035    1,150,000   SH       SHARED-DEFINED 1,2,3   1,150,000  0    0


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